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<FILENAME>a201209_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: SEPTEMBER 30 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        10/15/2012
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total: $609,864
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
SEPTEMBER 30 2012

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AMERICAN INTL GROUP INC	    COM		026874784      22,032	 691,897   SH		SOLE	NONE   691,897	0
ASHFORD HOSPITALITY TR INC  COM		044103109	5,173	 615,859   SH		SOLE	NONE   615,859	0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  521	 733,893   SH		SOLE	NONE   733,893 	0
B/E AEROSPACE INC 	    COM		073302101	3,583	  85,078   SH		SOLE	NONE	85,078	0
CEDAR REALTY TRUST INC	    COM		150602209       2,142 	 405,678   SH		SOLE	NONE   405,678	0
COPART INC		    COM		217204106      13,415	 483,873   SH		SOLE	NONE   483,873	0
CRACKER BARREL OLD CTRY STR COM		22410J106       8,094	 120,614   SH		SOLE	NONE   120,614	0
CSX CORP		    COM		126408103       9,994    481,639   SH		SOLE	NONE   481,639	0
DUNKIN BRANDS GROUP INC	    COM		265504100	2,235	  76,546   SH		SOLE	NONE	76,546	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	2,045  1,022,607   SH		SOLE	NONE 1,022,607	0
ENGILITY HLDGS INC	    COM		29285W104	4,924	 266,883   SH		SOLE	NONE   266,883	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  464	  22,208   SH		SOLE	NONE	22,208	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,878     70,665   SH		SOLE	NONE    70,665  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      18,390  1,399,557   SH		SOLE	NONE 1,399,557  0
GENERAL DYNAMICS CORP	    CPM		369550108	8,775	 132,706   SH		SOLE	NONE   132,706	0
GENERAL GROWTH PPTYS INC    COM		370023103	4,600	 236,114   SH		SOLE	NONE   236,114	0
GENERAL MOTORS COMPANY	    COM		37045V100	3,733	 164,099   SH		SOLE	NONE   164,099	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  985	  51,915   SH		SOLE	NONE	51,915	0
ISTAR FINANCIAL INC	    COM		45031U101      17,603  2,125,978   SH		SOLE	NONE 2,125,978	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       9,413    593,515   SH		SOLE	NONE   593,515  0
PROCTER & GAMBLE COMPANY    COM		742718109      15,027	 216,652   SH		SOLE	NONE   216,652	0
REIS INC		    COM		75936P105	3,419	 298,873   SH		SOLE	NONE   298,873	0
RITCHIE BROS AUCTIONEERS    COM		767744105	8,774	 456,244   SH		SOLE	NONE   456,244	0
SEARS HLDGS CORP	    RIGHT	812350114      14,121  5,191,664   SH		SOLE	NONE 5,191,664	0
SL GREEN RLTY CORP	    COM		78440X101       9,885    123,453   SH		SOLE	NONE   123,453  0
STATE AUTO FINL CORP	    COM		855707105	4,812	 293,577   SH		SOLE	NONE   293,577	0
VISTAPRINT NV		    COM		N93540107	6,830	 200,000   SH		SOLE	NONE   200,000	0
WELLPOINT, INC		    COM		94973V107	4,047	  69,765   SH		SOLE	NONE    69,765	0




Options



AMERICAN INTL GROUP INC	    COM		026874784      14,303	 436,200   SH	CALL	SOLE	NONE   436,200	0
BANK OF AMERICA CORP        COM         060505104      50,492  5,718,300   SH	CALL	SOLE	NONE 5,718,300  0
GENERAL MOTORS COMPANY	    COM		37045V100	7,335	 322,400   SH	CALL	SOLE	NONE   322,400	0
PENNEY J C INC		    COM		708160106      29,276  1,205,300   SH	CALL	SOLE	NONE 1,205,300	0
PROCTER & GAMBLE COMPANY    COM		742718109      38,488	 554,900   SH	CALL	SOLE	NONE   554,900	0
ISTAR FINANCIAL INC         COM		45031U101       7,025    848,500   SH	CALL	SOLE	NONE   848,500  0
SEARS HOLDINGS CORPORATION  COM         812350106      94,338  1,700,100   SH   CALL    SOLE    NONE 1,700,100  0
SPDR SERIES TRUST	    ETF		78462F953     161,693  1,123,100   SH	PUT	SOLE	NONE 1,123,100  0





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